STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Revenues
Interest	$ 245,655	$ 523,365	$ 35,489
Total revenues	7,741,974	71,459,790	25,950,567
Expenses
Compensation of Trustees	332,351	291,187	215,368
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	1,372,566	1,728,417	1,456,399
Accounting and auditing	216,250	198,089	165,828
Mining consultant and field representatives	41,542	42,120	41,129
Insurance	275,072	241,491	181,041
Annual stock exchange fee	74,425	71,255	71,255
Transfer agent's and registrar's fees	5,901	5,561	6,578
Other Trust expenses	52,282	53,425	342,822
Expenses	2,432,889	2,694,045	2,542,920
Net income (loss)	$ 5,309,085	$ 68,765,745	$ 23,407,647
Number of units outstanding	13,120,010	13,120,010	13,120,010
Net income (loss) per unit (Note 2) (in dollars per unit)	$ 0.405	$ 5.241	$ 1.784
Distribution declared per unit (Note 3) (in dollars per unit)	$ 3.63	$ 2.86	$ 1.67
Royalties From Leases [Member]
Revenues
Royalty Revenue	$ 7,253,916	$ 70,119,265	$ 25,416,522
Royalties From Lease Fees [Member]
Revenues
Royalty Revenue	$ 242,403	$ 817,160	$ 498,556